Annual Fund Operating Expenses - Invesco EQV Asia Pacific Equity Fund	Oct. 31, 2024
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Expenses (as a percentage of Assets)	1.50%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Expenses (as a percentage of Assets)	2.25%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.32%	[1],[2]
Expenses (as a percentage of Assets)	1.75%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Expenses (as a percentage of Assets)	1.25%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[1]
Expenses (as a percentage of Assets)	1.04%

[1]	Management Fees and Other Expenses have been restated to reflect current fees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.